Document And Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	PRIMECH HOLDINGS LTD.
Trading Symbol	PMEC
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	35,550,000
Amendment Flag	false
Entity Central Index Key	0001891944
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41829
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	23
Entity Address, City or Town	Ubi Crescent
Entity Address, Country	SG
Entity Address, Postal Zip Code	408579
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	572
Auditor Name	Weinberg & Company, P.A
Auditor Location	Los Angeles, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	23
Entity Address, City or Town	Ubi Crescent
Entity Address, Country	SG
Entity Address, Postal Zip Code	408579
Contact Personnel Name	Mr. Kin Wai Ho, Chief Executive Officer
City Area Code	+65
Local Phone Number	6286 1868